Fair Value Disclosures (Assets And Liabilities Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 03, 2011	Dec. 31, 2015	May 21, 2015	Dec. 31, 2014	Apr. 03, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes assumed	$ 3,800
Investment in a direct financing lease, net		$ 190,880	$ 4,700	$ 199,332	$ 45,900
Estimated Current Market Rate Used As Discount Factor To Determine Fair Value of Notes	5.29%